                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.    Name and address of issuer:
         RiverSource Global Series, Inc.
         200 Ameriprise Financial
         Minneapolis, MN 55474

2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series of classes):
         [ ]

      Columbia Absolute Return Currency and Income Fund
         Columbia Absolute Return Currency and Income Fund Class A Columbia Absolute Return Currency and Income Fund Class B Columbia Absolute Return Currency and Income Fund Class C Columbia Absolute Return Currency and Income Fund Class I Columbia Absolute Return Currency and Income Fund Class W Columbia Absolute Return Currency and Income Fund Class Z

      Columbia Emerging Markets Bond Fund
         Columbia Emerging Markets Bond Fund Class A
         Columbia Emerging Markets Bond Fund Class B
         Columbia Emerging Markets Bond Fund Class C
         Columbia Emerging Martets Bond Fund Class I
         Columbia Emerging Markets Bond Fund Class R4
         Columbia Emerging Markets Bond Fund Class W
         Columbia Emerging Markets Bond Fund Class Z

      Columbia Global Bond Fund
         Columbia Global Bond Fund Class A
         Columbia Global Bond Fund Class B
         Columbia Global Bond Fund Class C
         Columbia Global Bond Fund Class I
         Columbia Global Bond Fund Class R
         Columbia Global Bond Fund Class R4
         Columbia Global Bond Fund Class W
         Columbia Global Bond Fund Class Z

      Columbia Emerging Markets Opportunity Fund
         Columbia Emerging Markets Opportunity Fund Class A Columbia Emerging Markets Opportunity Fund Class B Columbia Emerging Markets Opportunity Fund Class C Columbia Emerging Markets Opportunity Fund Class I Columbia Emerging Markets Opportunity Fund Class R Columbia Emerging Markets Opportunity Fund Class R4 Columbia Emerging Markets Opportunity Fund Class R5 Columbia Emerging Markets Opportunity Fund Class W Columbia Emerging Markets Opportunity Fund Class Z

      Columbia Global Equity Fund
         Columbia Global Equity Fund Class A
         Columbia Global Equity Fund Class B
         Columbia Global Equity Fund Class C
         Columbia Global Equity Fund Class I
         Columbia Global Equity Fund Class R
         Columbia Global Equity Fund Class R4
         Columbia Global Equity Fund Class R5
         Columbia Global Equity Fund Class W
         Columbia Global Equity Fund Class Z

      Threadneedle Global Equity Income Fund
         Threadneedle Global Equity Income Fund Class A
         Threadneedle Global Equity Income Fund Class B
         Threadneedle Global Equity Income Fund Class C
         Threadneedle Global Equity Income Fund Class I
         Threadneedle Global Equity Income Fund Class R
         Threadneedle Global Equity Income Fund Class R4

      Columbia Global Extended Alpha Fund
         Columbia Global Extended Alpha Fund Class A
         Columbia Global Extended Alpha Fund Class B
         Columbia Global Extended Alpha Fund Class C
         Columbia Global Extended Alpha Fund Class I
         Columbia Global Extended Alpha Fund Class R
         Columbia Global Extended Alpha Fund Class R4
         Columbia Global Extended Alpha Fund Class Z

3.    Investment Company Act File Number:
         811-5696

      Securities Act File Number:
         33-25824

4(a). Last day of fiscal year for which this Form is filed:
         October 31, 2010

4(b). Check box if this Form is being file late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
         [ ]

         Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form:
         [ ]

5.    Calculation of registration fee:

      (i)    Aggregate sale price of securities sold
             during the fiscal year pursuant to section
             24(f):                                            $  496,830,140.24

      (ii)   Aggregate price of securities redeemed or
             repurchased during the fiscal year:               $  732,373,981.14

      (iii)  Aggregate price of securities redeemed or
             repurchased during any prior fiscal year
             ending no earlier than October 11, 1995 that
             were not previously used to reduce
             registration fees payable to the Commission:      $  613,403,855.08

      (iv)   Total available redemption credits [add Items
             5(ii) and 5(iii)]:                                $1,345,777,836.22

      (v)    Net sales - if Item 5(i) is greater than Item
             5(iv) [subtract Item 5(iv) from Item 5(i)]:       $            0.00

      (vi)   Redemption credits available for use in
             future years if item 5(i) is less than
             Item 5(iv) [subtract Item 5(iv) from Item
             5(i)]:                                          - $  848,947,695.98

      (vii)  Multiplier for determining registration fee
             (see Instruction C.9):                                    0.0001161

      (viii) Registration fee due [multiply Item 5(v) by
             Item 5(vii)] (enter "0" if no fee is due):        $            0.00

6.    Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securites (number of shares or other units) deducted here:__. If there is a number of shares or other units that were registered pursuant to the rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __.

7.    Interest Due - if this Form is being filed more than
      90 days after the end of the issuer's fiscal year (see
      Instruction D):                                          $            0.00

8.    Total of the amount of the registration fee due plus
      any interest due [line 5(viii) plus line 7]:             $            0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

         Method of Delivery:
           [ ] Wire Transfer
           [ ] Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Wade M. Voigt
                          --------------------------------
                          Wade M. Voigt
                          Assistant Treasurer

Date January 27, 2011

* Please print the name and the title of the signing officer below the signature.